GuidePath® Growth and Income Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	COMMON STOCKS - 33.68%
	Aerospace & Defense - 0.90%
1,259	Boeing Co.	$230,774
622	Lockheed Martin Corp.	226,980
		457,754
	Air Freight & Logistics - 0.41%
1,866	United Parcel Service, Inc. - Class B (a)	207,462
	Auto Components - 0.07%
561	Autoliv, Inc.	36,190
	Banks - 1.07%
4,218	Citizens Financial Group, Inc.	106,462
11,696	Huntington Bancshares Inc. (a)	105,673
7,493	Regions Financial Corp.	83,322
4,349	Truist Financial Corp. (a)	163,305
2,365	U.S. Bancorp	87,079
		545,841
	Beverages - 2.03%
10,192	Coca-Cola Co.	455,379
4,336	PepsiCo, Inc.	573,478
		1,028,857
	Biotechnology - 2.27%
4,290	AbbVie, Inc.	421,192
2,015	Amgen, Inc.	475,257
3,320	Gilead Sciences, Inc. (a)	255,441
		1,151,890
	Capital Markets - 0.99%
396	BlackRock, Inc. (a)	215,460
722	CME Group, Inc.	117,354
1,031	State Street Corp. (a)	65,520
838	T. Rowe Price Group, Inc.	103,493
		501,827
	Chemicals - 0.35%
744	Air Products & Chemicals, Inc.	179,647
	Communications Equipment - 1.14%
12,424	Cisco Systems, Inc.	579,455
	Consumer Finance - 0.16%
3,649	Synchrony Financial (a)	80,862
	Containers & Packaging - 0.17%
2,454	International Paper Co.	86,405
	Diversified Telecommunication Services - 2.27%
18,810	AT&T, Inc.	568,626
10,625	Verizon Communications, Inc.	585,757
		1,154,383
	Electric Utilities - 1.77%
1,208	American Electric Power Co., Inc. (a)	96,205
2,197	Duke Energy Corp. (a)	175,518
615	Eversource Energy	51,211
2,127	NextEra Energy, Inc.	510,842
991	Xcel Energy, Inc. (a)	61,938
		895,714
	Electrical Equipment - 0.68%
1,922	Eaton Corp. PLC	168,137
2,834	Emerson Electric Co.	175,793
		343,930
	Electronic Equipment, Instruments & Components - 0.17%
3,272	Corning, Inc. (a)	84,745
	Food & Staples Retailing - 0.43%
1,751	Sysco Corp.	95,710
2,881	Walgreens Boots Alliance, Inc.	122,125
		217,835
	Food Products - 0.75%
2,533	Archer-Daniels-Midland Co.	101,067
2,103	General Mills, Inc.	129,650
1,176	Hershey Co.	152,433
		383,150
	Health Care Providers & Services - 0.50%
3,914	CVS Health Corp.	254,293
	Hotels, Restaurants & Leisure - 1.00%
1,941	Carnival Corp. (a)	31,871
1,862	Las Vegas Sands Corp.	84,795
2,125	McDonald's Corp.	391,999
		508,665
	Household Products - 1.87%
2,602	Colgate-Palmolive Co.	190,623
804	Kimberly-Clark Corp.	113,645
5,386	Procter & Gamble Co.	644,004
		948,272
	Industrial Conglomerates - 0.55%
1,783	3M Co.	278,130
	Insurance - 0.34%
3,671	Aflac, Inc.	132,266
334	Travelers Cos., Inc.	38,093
		170,359
	IT Services - 0.76%
2,665	International Business Machines Corp.	321,852
869	Paychex, Inc. (a)	65,827
		387,679
	Leisure Products - 0.20%
1,329	Hasbro, Inc. (a)	99,609
	Machinery - 0.48%
169	Cummins, Inc.	29,281
450	Illinois Tool Works, Inc.	78,683
1,806	PACCAR, Inc.	135,179
		243,143
	Metals & Mining - 0.16%
1,956	NUCOR Corp.	80,998
	Multiline Retail - 0.31%
1,432	Kohl's Corp. (a)	29,743
1,076	Target Corp.	129,044
		158,787
	Multi-Utilities - 0.59%
743	Consolidated Edison, Inc.	53,444
315	DTE Energy Co.	33,863
2,091	Public Service Enterprise Group, Inc. (a)	102,793
426	Sempra Energy	49,940
702	WEC Energy Group, Inc. (a)	61,530
		301,570
	Oil, Gas & Consumable Fuels - 1.53%
11,128	Exxon Mobil Corp.	497,644
3,092	Marathon Petroleum Corp.	115,579
2,312	Phillips 66	166,233
		779,456
	Pharmaceuticals - 4.05%
6,456	Bristol-Myers Squibb Co.	379,613
3,864	Johnson & Johnson	543,394
8,015	Merck & Co., Inc.	619,799
15,738	Pfizer, Inc. (a)	514,633
		2,057,439
	Semiconductors & Semiconductor Equipment - 2.88%
722	Analog Devices, Inc.	88,546
1,153	Broadcom, Inc.	363,898
10,565	Intel Corp.	632,104
2,981	Texas Instruments, Inc.	378,498
		1,463,046
	Specialty Retail - 1.26%
605	Best Buy Co., Inc.	52,798
2,331	Home Depot Inc.	583,940
		636,738
	Technology Hardware, Storage & Peripherals - 0.18%
5,297	HP, Inc.	92,327
	Textiles, Apparel & Luxury Goods - 0.13%
1,098	VF Corp.	66,912
	Tobacco - 1.06%
6,106	Altria Group, Inc.	239,661
4,275	Philip Morris International, Inc.	299,506
		539,167
	Trading Companies & Distributors - 0.20%
2,409	Fastenal Co. (a)	103,202
	Total Common Stocks (Cost $16,724,872)	17,105,739

Number of Shares
	INVESTMENT COMPANIES - 36.08%
	Exchange Traded Funds - 36.08%
245,583	Schwab U.S. Large-Cap ETF (d)	18,197,701
1,402	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	128,325
	Total Investment Companies (Cost $16,207,919)	18,326,026

	SHORT TERM INVESTMENTS - 28.36%
	Money Market Funds - 18.42%
	DWS Government Money Market Series - Institutional Shares
9,353,635	Effective Yield, 0.12% (b)	9,353,635

Principal
Amount
	U.S. Treasury Notes - 9.94%
$1,250,000	1.375%, 09/15/2020 (c)	1,253,108
1,250,000	2.500%, 12/31/2020 (c)	1,264,331
1,250,000	2.375%, 03/15/2021	1,269,385
1,250,000	1.125%, 06/30/2021	1,261,914
		5,048,738
	Total Short Term Investments (Cost $14,389,778)	14,402,373
Number of Shares
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.30%
	Investments Purchased with Proceeds from Securities Lending - 4.30%
	Mount Vernon Liquid Assets Portfolio, LLC
2,183,441	Effective Yield, 0.33% (b)	2,183,441
	Total Investments Purchased with Proceeds from Securities Lending (Cost $2,183,441)	2,183,441

	Total Investments (Cost $49,506,010) - 102.42%	52,017,579
	Liabilities in Excess of Other Assets - (2.42)%	(1,227,625)
	TOTAL NET ASSETS - 100.00%	$50,789,954

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2020.
(c)	All or a portion of these securities are held as collateral for certain written options contracts. The approximate value of the portion of these securities held as collateral is $2,517,350.
(d)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

GuidePath® Growth and Income Fund
Schedule of Open Futures Contracts (Unaudited)
June 30, 2020

	Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
	E-mini S&P 500 Futures	(35)	$(5,407,850)	Sep-20	$(81,845)
					$(81,845)
GuidePath® Growth and Income Fund
Schedule of Options Written (Unaudited)
June 30, 2020

Notional	Number of	Put Options
Amount	Contracts	Options on Equities	Value
640,000	2	Cboe S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 02, 2020
		Exercise Price: $3,200	$(23,000)
915,000	3	Cboe S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 02, 2020
		Exercise Price: $3,050	(3,717)
602,000	2	Cboe S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 02, 2020
		Exercise Price: $3,010	(1,220)
930,000	3	Cboe S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 10, 2020
		Exercise Price: $3,100	(15,954)
915,000	3	Cboe S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 10, 2020
		Exercise Price: $3,050	(10,821)
640,000	2	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 17, 2020
		Exercise Price: $3,200	(24,794)
939,000	3	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 17, 2020
		Exercise Price: $3,130	(24,567)
930,000	3	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 17, 2020
		Exercise Price: $3,100	(20,550)
906,000	3	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 17, 2020
		Exercise Price: $3,020	(12,150)
600,000	2	S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 17, 2020
		Exercise Price: $3,000	(7,500)
939,000	3	Cboe S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 24, 2020
		Exercise Price: $3,130	(25,902)
900,000	3	Cboe S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 24, 2020
		Exercise Price: $3,000	(14,823)
909,000	3	Cboe S&P 500 Index
		Counterparty: NatWest Market Securities
		Expiration: July 31, 2020
		Exercise Price: $3,030	(20,454)
		Total Written Options (Premiums Received $293,132)	$(205,452)